Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 27,860,908
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	3,964,668
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	766,668
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	7,096,115
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	7,193,492
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	6,833,604
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 2,006,361